Loans Receivables, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Description on construction loan	As of December 31, 2023, we have 62 borrowers, all of whom borrow money for the purpose of building new homes. The loans typically involve funding of the lot and a portion of construction costs, for a total of between 50% and 70% of the completed value of the new home. As the home is built during the course of the loan, the loan balance increases. The loans carry an interest rate of 2.5% above our cost of funds. In addition, we charge a 5% loan fee and our cost of funds was 11.53% as of December 31, 2023.
Interest rate on loan	2.50%
Percentage on loan fee	5.00%
Percentage on cost of funds	11.53%
Impact of the adoption of ASC 326	$ 178
Unsecured loan fully reserved	31,786	$ 30,110
Unfunded loan commitments	25,263	$ 23,662
Unsecured Debt [Member]
Unsecured loan fully reserved	$ 86
Minimum [Member]
Percentage on portion of construction costs	50.00%
Maximum [Member]
Percentage on portion of construction costs	70.00%